Subsequent Events (Details)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 05, 2024	Apr. 01, 2024 USD ($)	Jan. 19, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Jan. 19, 2027 $ / shares	Jan. 19, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 04, 2023 $ / shares	May 30, 2023 shares	Mar. 15, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares
Subsequent Events [Line Items]
Number of share issued							14,000
Total proceeds (in Dollars) | $							$ 160,000
Exercise warrants share							14,000
Initial pricing per share (in Dollars per share) | (per share)													$ 6.38	$ 7.75
Cash commissions paid (in Dollars) | $									$ 172,480
Warrants issued													131,078
Warrants originally issued													1
Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares													$ 9.75
Warrants issued													452,711			18,383
Warrants originally issued													132,898		1		243,903
Minimum [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																$ 9.75	$ 9.75
Minimum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																9.75	9.75
Maximum [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																7.08	7.23
Maximum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares																$ 7.08	$ 7.23
Consulting Agreement [Member]
Subsequent Events [Line Items]
Issuance of shares			14,558,285
Common Stock [Member]
Subsequent Events [Line Items]
Total proceeds (in Dollars) | $							$ 140,000
Exercise price per share | $ / shares					$ 0.4		$ 0.4
Issuance of shares							168,886	85,183	85,183
Exercise of common shares					7,200	42,000	14,900		114,600	16,660
Subsequent Event [Member]
Subsequent Events [Line Items]
Units issued			678,630									678,630
Price per unit (in Dollars per share) | $ / shares			$ 5.5
Total gross proceeds (in Dollars) | $			$ 3,732,467
Cash commissions paid (in Dollars) | $			$ 342,320
Percentage of gross proceeds			6.00%									6.00%
Consulting fee (in Dollars) | $			$ 320,000
ExerciseShare options			10,913									10,913
Exercise price per share (in Dollars per share) | $ / shares												$ 5.5
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants issued			41,493									41,493
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Events [Line Items]
Issuance of shares			582,331
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Exercise of common shares				7,700
Subsequent Event [Member] | Finders [Member]
Subsequent Events [Line Items]
Cash commissions paid (in Dollars) | $			$ 48,858
Forecast [Member]
Subsequent Events [Line Items]
Initial pricing per share (in Dollars per share) | $ / shares											$ 7.75
Principal balance (in Dollars) | $		$ 300,000
Reverse stock split	1 for 25
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares											$ 7.75
Forecast [Member] | Minimum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note of interest rate		5.50%
Forecast [Member] | Maximum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note of interest rate		7.00%